Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Net Loss Per Share Tables
Computation of basic and diluted net loss per share
	Three Months Ended November 30,
	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,699,153)	$(1,722,529)
Denominator:
Weighted average number of common shares outstanding	35,373,077	28,566,605
Basic and diluted EPS	$(0.08)	$(0.06)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	2,207,501	625,001
Warrants	3,381,100	11,586,631
Convertible debt	2,928,826	2,725,022
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	2,928,826	2,725,022
Total shares not included in the computation of diluted losses per share	11,446,253	17,661,676

	Years Ended August 31,
	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(5,353,425)	$(4,637,313)
Denominator:
Weighted average number of common shares outstanding	31,299,979	27,295,540
Basic and diluted EPS	$(0.17)	$(0.17)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	2,125,001	720,001
Warrants	4,115,000	11,586,631
Convertible debt	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	11,981,479	17,663,192